SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Number of options outstanding, beginning balance	31,604	35,954
Weighted average exercise price, beginning balance | $ / shares	$ 112.05	$ 112.00
Number of options outstanding, forfeited		(4,350)
Weighted average exercise price, forfeited | $ / shares	$ 94.38	$ 106.83
Number of share options granted in share-based payment arrangement	(2,400)
Number of share options outstanding in share-based payment arrangement at end of period	29,204	31,604
Weighted average exercise price, ending balance | $ / shares	$ 105.50	$ 112.05